Condensed Consolidating Financial Statements Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Jul. 01, 2016
Condensed Statement of Income Captions [Line Items]
Condensed Balance Sheet [Table Text Block]

Condensed Consolidating Balance Sheets
As of July 1, 2016
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$1,206	$6,945	$—	$8,151
Short-term investments	—	—	227	—	227
Accounts receivable, net	—	985	476	—	1,461
Intercompany receivables	934	886	2,546	(4,366)	—
Inventories	—	896	1,450	(217)	2,129
Other current assets	4	276	379	(43)	616
Total current assets	938	4,249	12,023	(4,626)	12,584
Property, plant and equipment, net	—	1,265	2,238	—	3,503
Notes receivable and investments in Flash Ventures	—	—	1,171	—	1,171
Goodwill	—	324	9,627	—	9,951
Other intangible assets, net	—	28	5,006	—	5,034
Investments in consolidated subsidiaries	18,009	27,020	—	(45,029)	—
Loans due from consolidated affiliates	6,000	55	—	(6,055)	—
Other non-current assets	50	33	702	(166)	619
Total assets	$24,997	$32,974	$30,767	$(55,876)	$32,862
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$239	$1,649	$—	$1,888
Intercompany payables	119	4,043	204	(4,366)	—
Accounts payable to related parties	—	—	168	—	168
Accrued expenses	109	462	404	20	995
Accrued compensation	—	222	170	—	392
Accrued warranty	—	4	168	—	172
Bridge loan	—	2,995	—	—	2,995
Current portion of long-term debt	14	—	325	—	339
Total current liabilities	242	7,965	3,088	(4,346)	6,949
Long-term debt	13,610	—	50	—	13,660
Loans due to consolidated affiliates	—	6,000	55	(6,055)	—
Other liabilities	—	862	475	(229)	1,108
Total liabilities	13,852	14,827	3,668	(10,630)	21,717
Stockholders’ equity	11,145	18,147	27,099	(45,246)	11,145
Total liabilities and stockholders’ equity	$24,997	$32,974	$30,767	$(55,876)	$32,862

Condensed Consolidating Balance Sheets
As of July 3, 2015
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$661	$4,363	$—	$5,024
Short-term investments	—	—	262	—	262
Accounts receivable, net	—	1,325	207	—	1,532
Intercompany receivables	880	745	3,602	(5,227)	—
Inventories	—	926	674	(232)	1,368
Other current assets	—	116	40	171	327
Total current assets	880	3,773	9,148	(5,288)	8,513
Property, plant and equipment, net	—	1,106	1,859	—	2,965
Goodwill	—	161	2,605	—	2,766
Other intangible assets, net	—	16	316	—	332
Investments in consolidated subsidiaries	8,488	10,969	—	(19,457)	—
Loans due from consolidated affiliates	—	95	—	(95)	—
Other non-current assets	—	230	530	(166)	594
Total assets	$9,368	$16,350	$14,458	$(25,006)	$15,170
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$223	$1,658	$—	$1,881
Intercompany payables	35	4,516	676	(5,227)	—
Accrued expenses	114	180	170	6	470
Accrued compensation	—	177	153	—	330
Accrued warranty	—	2	148	—	150
Revolving credit facility	—	—	255	—	255
Current portion of long-term debt	—	152	—	—	152
Total current liabilities	149	5,250	3,060	(5,221)	3,238
Long-term debt	—	2,149	—	—	2,149
Loans due to consolidated affiliates	—	—	95	(95)	—
Other liabilities	—	308	256	—	564
Total liabilities	149	7,707	3,411	(5,316)	5,951
Stockholders’ equity	9,219	8,643	11,047	(19,690)	9,219
Total liabilities and stockholders’ equity	$9,368	$16,350	$14,458	$(25,006)	$15,170

Condensed Income Statement [Table Text Block]

Condensed Consolidating Statements of Income
For the year ended July 1, 2016
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Revenue, net	$—	$12,600	$13,285	$(12,891)	$12,994
Cost of revenue	—	11,796	10,662	(12,899)	9,559
Gross profit	—	804	2,623	8	3,435
Operating expenses:
Research and development	—	1,095	532	—	1,627
Selling, general and administrative	4	645	348	—	997
Intercompany operating expense (income)	—	(1,087)	1,087	—	—
Employee termination, asset impairment and other charges	—	105	240	—	345
Total operating expenses	4	758	2,207	—	2,969
Operating income (loss)	(4)	46	416	8	466
Other income (expense):
Interest income	54	2	24	(54)	26
Interest expense	(184)	(128)	(8)	54	(266)
Other income (expense), net	11	(30)	(54)	—	(73)
Total other expense, net	(119)	(156)	(38)	—	(313)
Income (loss) before taxes	(123)	(110)	378	8	153
Income tax benefit	(44)	(27)	(18)	—	(89)
Equity in earnings from consolidated subsidiaries	321	400	—	(721)	—
Net income	$242	$317	$396	$(713)	$242

Condensed Consolidating Statements of Income
For the year ended July 3, 2015
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Revenue, net	$—	$14,942	$15,356	$(15,726)	$14,572
Cost of revenue	—	14,086	11,935	(15,670)	10,351
Gross profit	—	856	3,421	(56)	4,221
Operating expenses:
Research and development	—	1,191	455	—	1,646
Selling, general and administrative	4	548	236	—	788
Intercompany operating expense (income)	—	(1,237)	1,237	—	—
Employee termination, asset impairment and other charges	—	49	127	—	176
Total operating expenses	4	551	2,055	—	2,610
Operating income (loss)	(4)	305	1,366	(56)	1,611
Other income (expense):
Interest income	—	3	12	(1)	14
Interest expense	—	(46)	(4)	1	(49)
Other income (expense), net	—	—	1	—	1
Total other income (expense), net	—	(43)	9	—	(34)
Income (loss) before taxes	(4)	262	1,375	(56)	1,577
Income tax expense (benefit)	(1)	108	5	—	112
Equity in earnings from consolidated subsidiaries	1,468	1,381	—	(2,849)	—
Net income	$1,465	$1,535	$1,370	$(2,905)	$1,465

Condensed Consolidating Statements of Income
For the year ended June 27, 2014
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Revenue, net	$—	$15,473	$15,956	$(16,299)	$15,130
Cost of revenue	—	14,693	12,378	(16,301)	10,770
Gross profit	—	780	3,578	2	4,360
Operating expenses:
Research and development	—	1,149	512	—	1,661
Selling, general and administrative	5	513	295	—	813
Intercompany operating expense (income)	—	(1,143)	1,143	—	—
Employee termination, asset impairment and other charges	—	21	74	—	95
Total operating expenses	5	540	2,024	—	2,569
Operating income (loss)	(5)	240	1,554	2	1,791
Other income (expense):
Interest income	—	2	13	—	15
Interest expense	—	(25)	(31)	—	(56)
Other income (expense), net	—	—	2	—	2
Total other expense, net	—	(23)	(16)	—	(39)
Income (loss) before taxes	(5)	217	1,538	2	1,752
Income tax expense (benefit)	(2)	136	1	—	135
Equity in earnings from consolidated subsidiaries	1,620	1,537	—	(3,157)	—
Net income	$1,617	$1,618	$1,537	$(3,155)	$1,617

Condensed Statement of Comprehensive Income [Table Text Block]

Condensed Consolidating Statements of Comprehensive Income
For the year ended July 1, 2016
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$242	$317	$396	$(713)	$242
Other comprehensive income, before tax:
Actuarial pension loss	(73)	(73)	(73)	146	(73)
Foreign currency translation adjustment	74	74	74	(148)	74
Net unrealized gain on foreign exchange contracts	99	99	93	(192)	99
Total other comprehensive income, before tax	100	100	94	(194)	100
Income tax benefit related to items of other comprehensive income	23	23	23	(46)	23
Other comprehensive income, net of tax	123	123	117	(240)	123
Total comprehensive income	$365	$440	$513	$(953)	$365

Condensed Consolidating Statements of Comprehensive Income
For the year ended July 3, 2015
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$1,465	$1,535	$1,370	$(2,905)	$1,465
Other comprehensive loss, before tax:
Actuarial pension loss	(2)	(2)	(2)	4	(2)
Net unrealized loss on foreign exchange contracts	(30)	(30)	(25)	55	(30)
Total other comprehensive loss, before tax	(32)	(32)	(27)	59	(32)
Income tax expense related to items of other comprehensive loss	—	—	—	—	—
Other comprehensive loss, net of tax	(32)	(32)	(27)	59	(32)
Total comprehensive income	$1,433	$1,503	$1,343	$(2,846)	$1,433

Condensed Consolidating Statements of Comprehensive Income
For the year ended June 27, 2014
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$1,617	$1,618	$1,537	$(3,155)	$1,617
Other comprehensive income, before tax:
Actuarial pension loss	(4)	(4)	(4)	8	(4)
Net unrealized gain on foreign exchange contracts	51	51	47	(98)	51
Total other comprehensive income, before tax	47	47	43	(90)	47
Income tax expense related to items of other comprehensive income	—	—	—	—	—
Other comprehensive income, net of tax	47	47	43	(90)	47
Total comprehensive income	$1,664	$1,665	$1,580	$(3,245)	$1,664

Condensed Cash Flow Statement [Table Text Block]

Condensed Consolidating Statements of Cash Flows
For the year ended July 1, 2016
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(210)	$1,018	$1,299	$(124)	$1,983
Cash flows from investing activities
Purchases of property, plant and equipment	—	(233)	(351)	—	(584)
Acquisitions, net of cash acquired	—	(13,767)	3,932	—	(9,835)
Purchases of investments	—	—	(632)	—	(632)
Proceeds from sales and maturities of investments	—	—	1,609	—	1,609
Notes receivable issuances to Flash Ventures	—	—	(106)	—	(106)
Notes receivable proceeds from Flash Ventures	—	—	16	—	16
Strategic investments and other, net	(34)	(10)	(32)	—	(76)
Intercompany loans from (to) consolidated affiliates	(6,000)	40	—	5,960	—
Advances to consolidated affiliates	(8,845)	(96)	(229)	9,170	—
Net cash provided by (used in) investing activities	(14,879)	(14,066)	4,207	15,130	(9,608)
Cash flows from financing activities
Issuance of stock under employee stock plans	117	—	—	—	117
Taxes paid on vested stock awards under employee stock plans	(50)	—	—	—	(50)
Excess tax benefits from employee stock plans	7	—	—	—	7
Proceeds from acquired call option	—	—	409	—	409
Settlement of convertible debt	—	—	(2,611)	—	(2,611)
Repurchases of common stock	(60)	—	—	—	(60)
Proceeds from revolving credit facility	—	125	—	—	125
Repayment of revolving credit facility	—	(125)	(255)	—	(380)
Dividends paid to shareholders	(464)	—	—	—	(464)
Repayment of debt	—	(2,313)	—	—	(2,313)
Proceeds from debt	14,108	3,000	—	—	17,108
Debt issuance costs	(497)	(27)	—	—	(524)
Payment upon settlement of acquired warrants	—	—	(613)	—	(613)
Intercompany loan from parent	—	6,000	(40)	(5,960)	—
Change in investment in consolidated subsidiaries	1,928	6,933	185	(9,046)	—
Net cash provided by (used in) financing activities	15,089	13,593	(2,925)	(15,006)	10,751
Effect of exchange rate changes on cash	—	—	1	—	1
Net increase in cash and cash equivalents	—	545	2,582	—	3,127
Cash and cash equivalents, beginning of year	—	661	4,363	—	5,024
Cash and cash equivalents, end of year	$—	$1,206	$6,945	$—	$8,151

Condensed Consolidating Statements of Cash Flows
For the year ended July 3, 2015
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Cash flows from operating activities
Net cash provided by operating activities	$23	$150	$2,066	$3	$2,242
Cash flows from investing activities
Purchases of property, plant and equipment	—	(189)	(423)	—	(612)
Acquisitions, net of cash acquired	—	(16)	(241)	—	(257)
Purchases of investments	—	(130)	(727)	—	(857)
Proceeds from sales and maturities of investments	—	630	138	—	768
Strategic investments and other, net	—	6	(1)	—	5
Return of capital from subsidiaries	—	255	—	(255)	—
Intercompany loans to consolidated affiliates	—	(60)	—	60	—
Advances from (to) consolidated affiliates	1,015	(114)	2	(903)	—
Net cash provided by (used in) investing activities	1,015	382	(1,252)	(1,098)	(953)
Cash flows from financing activities
Issuance of stock under employee stock plans	212	—	—	—	212
Taxes paid on vested stock awards under employee stock plans	(64)	—	—	—	(64)
Excess tax benefits from employee stock plans	19	—	—	—	19
Repurchases of common stock	(970)	—	—	—	(970)
Dividends paid to shareholders	(396)	—	—	—	(396)
Repayment of debt	—	(125)	—	—	(125)
Proceeds from debt	—	—	255	—	255
Return of capital to parent	—	—	(255)	255	—
Intercompany loan from parent	—	—	60	(60)	—
Change in investment in consolidated subsidiaries	161	(1,071)	10	900	—
Net cash provided by (used in) financing activities	(1,038)	(1,196)	70	1,095	(1,069)
Net increase (decrease) in cash and cash equivalents	—	(664)	884	—	220
Cash and cash equivalents, beginning of year	—	1,325	3,479	—	4,804
Cash and cash equivalents, end of year	$—	$661	$4,363	$—	$5,024

Condensed Consolidating Statements of Cash Flows
For the year ended June 27, 2014
(in millions)

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total Company
Cash flows from operating activities
Net cash provided by (used in) operating activities	$34	$(111)	$2,898	$(5)	$2,816
Cash flows from investing activities
Purchases of property, plant and equipment	—	(205)	(423)	—	(628)
Acquisitions, net of cash acquired	—	(15)	(808)	—	(823)
Purchases of investments	—	(513)	(48)	—	(561)
Proceeds from sales and maturities of investments	—	72	—	—	72
Strategic investments and other, net	—	—	4	—	4
Intercompany loans to consolidated affiliates	—	(35)	—	35	—
Advances from (to) consolidated affiliates	671	(921)	—	250	—
Net cash provided by (used in) investing activities	671	(1,617)	(1,275)	285	(1,936)
Cash flows from financing activities
Issuance of stock under employee stock plans	187	—	—	—	187
Taxes paid on vested stock awards under employee stock plans	(32)	—	—	—	(32)
Excess tax benefits from employee stock plans	60	—	—	—	60
Repurchases of common stock	(816)	—	—	—	(816)
Dividends paid to shareholders	(259)	—	—	—	(259)
Repayment of debt	—	(563)	(1,954)	—	(2,517)
Proceeds from debt	—	2,992	—	—	2,992
Intercompany loan from parent	—	—	35	(35)	—
Change in investment in consolidated subsidiaries	155	(844)	934	(245)	—
Net cash provided by (used in) financing activities	(705)	1,585	(985)	(280)	(385)
Net increase (decrease) in cash and cash equivalents	—	(143)	638	—	495
Cash and cash equivalents, beginning of year	—	1,468	2,841	—	4,309
Cash and cash equivalents, end of year	$—	$1,325	$3,479	$—	$4,804